Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Balance Sheet Components [Abstract]
Balance Sheet Components

3. Balance Sheet Components

Property and Equipment, Net

Property and equipment is comprised of the following:

	December 31,	December 31,
	2021	2020
Automobiles	$279,617	$325,406
Furniture and fixtures	133,102	125,000
Computer and Equipment	76,048	26,157
Property and equipment, gross	488,767	476,563
Less: accumulated depreciation	(385,980)	(342,758)
Total property and equipment, net	$102,787	$133,805

Depreciation expense for the year ended December 31, 2021 and 2020 was $82,389 and $88,170, respectively.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of the following:

	December 31,	December 31,
	2021	2020
Credit card payable	$11,678	$37,455
Accrued expenses	82,478	175,761
Accrued payroll	201,000	94,186
Total accrued expenses and other current liabilities	$295,156	$307,402

On March 27, 2020, the United States Congress passed the Coronavirus, Aid, Relief and Economic Security Act (the “CARES Act”) in response to the economic impact of the coronavirus (“COVID-19”) pandemic in the United States (see Note 13. Risks and Uncertainties). Section 2302 of the CARES Act allowed employers to defer the remittance and payment of the employer’s share of social security taxes that were otherwise required to be remitted between March 27 and December 31, 2020, and to pay the deferred taxes in two installments — with the first half due on December 31, 2021, and the remainder by December 31, 2022. As of December 31, 2021, the Company remitted $67,958 in social security taxes due that were deferred between May 1 and December 31, 2020.

Section 2301 of the CARES Act also provided refundable employee retention credits (the “ERC”) against certain employment taxes. The Company is currently evaluating its eligibility to claim the ERC and the impact of the credits on its consolidated statement of operations.